Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Cash dividends declared	$ 1.40	$ 1.37	$ 1.36
Exercise of stock options	18,899	9,576	7,962
Purchase of treasury shares	237,535	755,501	408,151